As filed with the Securities and Exchange Commission on June 27, 2008
                                     Investment Company Act File Number 811-4265

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                  CHRISTINE MANNA
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: January 31

Date of reporting period: April 30, 2008

ITEM 1: SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
APRIL 30, 2008
(UNAUDITED)
===============================================================================


                                                                                                                      Ratings (a)
                                                                                                                 ------------------
    Face                                                                         Maturity  Current      Value              Standard
   Amount                                                                          Date   Coupon (b)   (Note 1)  Moody's   & Poor's
---------                                                                          ----   ----------   --------  -------   --------
Tax Exempt Commercial Paper (5.94%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   City of New Haven, CT - Series 2002 A
              LOC Landesbank Hessen                                             06/10/08     2.05%   $ 2,000,000     P-1       A-1+
  2,650,000   City of New Haven, CT - Series 2002 A
              LOC Landesbank Hessen                                             07/01/08     1.80      2,650,000     P-1       A-1+
-----------                                                                                          -----------
  4,650,000   Total Tax Exempt Commercial Paper                                                        4,650,000
-----------                                                                                          -----------
Tax Exempt General Obligation Notes & Bonds (33.47%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 4,000,000   Brookfield, CT BAN (c)                                            09/15/08     2.75%   $ 4,010,413
  2,000,000   Danbury, CT BAN                                                   08/01/08     3.67      2,002,810    MIG-1     SP-1+
  2,745,000   East Lyme, CT BAN                                                 07/17/08     3.70      2,748,060    MIG-1
  2,000,000   Manchester, CT GO Temporary Notes (c)                             07/02/08     3.72      2,000,915
  2,000,000   Neshaminy, PA TRAN (c)                                            06/30/08     3.90      2,000,786
  4,000,000   Puerto Rico Industry Medical Environmental IDRB
              (Abbott Laboratories Project) - Series 1983A                      03/01/09     2.25      4,000,000     P-1       A-1+
  3,995,000   Town of Berlin, CT GO BAN (c)                                     12/03/08     1.91      3,997,079
  3,500,000   Town of Plainville, CT BAN (c)                                    07/08/08     2.04      3,506,131
  1,950,000   Windsor, CT BAN                                                   06/26/08     3.70      1,950,861    MIG-1     SP-1+
-----------                                                                                          -----------
 26,190,000   Total Tax Exempt General Obligation Notes & Bonds                                       26,217,055
-----------                                                                                          -----------
Variable Rate Demand Instruments (d) (67.23%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,900,000   BB & T Municipal Trust Floater Certificates - Series 1007
              LOC Branch Banking & Trust Company                                12/18/27     2.55%   $ 2,900,000   VMIG-1
  2,545,000   Citigroup Global Markets ROC Trust II-R - Series 402
              Connecticut State HFA (Housing Mortgage Finance Program)
              Series E-2                                                        11/15/33     2.50      2,545,000   VMIG-1
  1,220,000   Connecticut State Development Authority IDRB
              (Acucut Inc. Project) - Series 1998
              LOC Wachovia Bank, N.A.                                           06/01/18     2.52      1,220,000     P-1       A-1+
    500,000   Connecticut State Development Authority IDRB
              (Gerber Garment Technology Inc.) - Series 1984
              LOC Citizens Bank                                                 12/01/14     2.57        500,000               A-1+
  2,300,000   Connecticut State Development Authority Solid Waste Disposal
              Facilities RB (PJ Rand - Whitney Container Board Limited)
              Partnership Project) - Series 1993
              LOC Bank of Montreal                                              08/01/23     2.63      2,300,000   VMIG-1      A-1+
  3,360,000   Connecticut State GO - Series 1997B                               05/15/14     2.00      3,360,000   VMIG-1      A-1+
  2,770,000   Connecticut State HEFA (Eastern Connecticut Health Network)
              - Series B
              LOC Comerica Bank                                                 07/01/34     2.45      2,770,000   VMIG-1      A-1+
  3,800,000   Connecticut State HEFA (Gaylord  Hospital)  - Series B
              LOC Bank of America, N.A.                                         07/01/37     2.42      3,800,000               A-1+
  3,000,000   Connecticut State HEFA (Hospital of St. Raphael Issue) - Series M
              LOC KBC Bank                                                      07/01/24     2.50      3,000,000   VMIG-1      A-1
  2,200,000   Connecticut State HEFA (The Hotchkiss School) - Series A          07/01/30     2.25      2,200,000   VMIG-1      A-1
  1,400,000   Connecticut State HEFA (University of New Haven) - Series 2005E
              LOC Wachovia Bank, N.A.                                           07/01/35     2.37      1,400,000               A-1+
    630,000   Connecticut State HEFA RB (Bradley Health Care Issue) - Series B
              LOC Bank of America, N.A.                                         07/01/29     2.54        630,000   VMIG-1
  2,910,000   Connecticut HEFA RB (Kingswood-Oxford School Issue) - Series B
              LOC Allied Irish Bank                                             07/01/30     2.25      2,910,000   VMIG-1
  1,160,000   Connecticut State HEFA RB
              (Mansfield Center for Nursing and Rehabilitation) - Series B
              LOC Bank of America, N.A.                                         07/01/22     2.42      1,160,000               A-1+
  5,000,000   Connecticut State HEFA RB (Yale University) - Series T-2          07/01/29     2.10      5,000,000   VMIG-1      A-1+
  1,000,000   Connecticut State HEFA RB (Yale University) - Series U-2          07/01/33     2.50      1,000,000   VMIG-1      A-1+
  3,000,000   Connecticut State Special Tax Obligation RB - Series 1
              (Second Lien Transportation Infrastructure)
              Insured by FSA                                                    12/01/10     2.70      3,000,000     P-1       A-1+
  4.895,000   Merrill Lynch Capital Services, Inc. Puttable Floating Option
              Tax-Exempt Receipts Series PA 783 (Puerto Rico Infrastructure
              Financing Authority Special Obligation Bonds, 2000 Series A)      04/01/09     2.45      4.895,000               A-1+
  1,000,000   Nashville & Davidson County, TN HEFA Board of the Metropolitan
              Government MHRB (Wedgewood Towers Project) - Series 2004A
              LOC Amsouth Bank, N.A.                                            06/01/34     2.63      1,000,000     P-1       A-1
  2,000,000   Puerto Rico Commonwealth Public Improvement Refunding
              Bonds - Series 2007A - 3
              Insured by FSA                                                    07/01/29     2.20      2,000,000   VMIG-1      A-1
  1,500,000   State of Connecticut HEFA RB (Greenwich Family YMCA Issue)
              - Series A
              LOC Bank of New York Mellon                                       07/01/35     2.45      1,500,000   VMIG-1
  3.070,000   TOCs (TICs/TOCs Trust Series 2001-1) Puerto Rico Public
              (Improvement Refunding Bonds - Series 2000A
              Collateralized by U.S. Government                                 04/01/27     2.41      3.070,000               A-1+
    500,000   TOCs (TICs/TOCs Trust Series 2001-1) Puerto Rico Public
              Improvement Refunding Bonds - Series 2001
              Insured by FSA                                                    07/01/27     2.41        500,000               A-1+
-----------                                                                                          -----------
 52,660,000   Total Variable Rate Demand Instruments                                                  52,660,000
-----------                                                                                          -----------
              Total Investments (106.64%)                                                             83,527,055
              Liabilities in excess of cash and other assets (-6.64%)                                 (5,203,452)
                                                                                                     -----------
              Net Assets (100.00%)                                                                   $78,323,603
                                                                                                     ===========
              Net Asset Value, offering and redemption price per share:
              Class A Shares, 62,262,844  shares outstanding                                         $      1.00
                                                                                                     ===========
              Class B Shares, 16,058,581  shares outstanding                                         $      1.00
                                                                                                     ===========


Note 1: Valuation of Securities -

Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

The Fund adopted Finanical Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on February 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liabily based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the ircumstances. The Fund's investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. The hierarchy of inputs is summarized below.

Level 1-quoted prices in active markets for identical investments.

Level 2-other significant observable inputs (including quoted prices for prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3-significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk asssociated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2008 in valuing the Fund's investments:

                                                           Investment in
Valuation Inputs                                            Securities
-----------------------------------------------------------------------------

Level 1                                                   $          -
Level 2                                                     83,527,055
Level 3                                                              -
                                                          ------------
                                                            83,527,055
FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:
     BAN     =  Bond Anticipation Note                               MHRB   =   Multi-Family Housing Revenue Bond
     FSA     =  Financial Security Assurance                         RB     =   Revenue Bond
     GO      =  General Obligation                                   ROC    =   Reset Option Certificate
     HEFA    =  Health and Education Facilities Authority            TIC    =   Trust Inverse Certificate
     HFA     =  Housing Finance Authority                            TOC    =   Trust Option Certificate
     IDRB    =  Industrial Development Revenue Bond                  TRAN   =   Tax and Revenue Anticipation Note
     LOC     =  Letter of Credit


ITEM 2:    CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3:    EXHIBITS

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Connecticut Daily Tax Free Income Fund, Inc.

By (Signature and Title)* /s/Christine Manna
                             Christine Manna, Secretary

Date: June 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Michael P. Lydon
                             --------------------
                             Michael P. Lydon, President

Date: June 27, 2008

By (Signature and Title)*    /s/ Joseph Jerkovich
                             --------------------
                             Joseph Jerkovich, Treasurer and Assistant Secretary

Date: June 27, 2008

* Print the name and title of each signing officer under his or her signature.